14. Financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 6,489,278	$ 5,768,664
To due
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	6,448,858	5,043,085
Less than 90 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	35,045	725,579
90 - 180 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	0	0
180 - 270 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	1,877	0
270 - 360 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	0	0
Greater than 360 days
DisclosureOfFinancialAssetsThatAreEitherDueOrPastDueLineItems [Line Items]
Trade and other receivables	$ 3,498	$ 0